Segment Information	12 Months Ended
Sep. 30, 2017
Segment Information [Abstract]
Segment Information

NOTE 20 - SEGMENT INFORMATION

The Company identifies its segments based upon the internal organization that is used by management for making operating decisions and assessing performance as the source of the Company’s reportable segments. The Company manufactures, markets and/or distributes multiple product lines through various distribution networks, and in multiple geographic regions. The Company manages its business in four vertically integrated, product-focused reporting segments: (i) Hardware & Home Improvement, which consists of the Company’s worldwide hardware, home improvement and plumbing businesses; (ii) Global Pet Supplies, which consists of the Company’s worldwide pet supplies business; (iii) Home and Garden, which consists of the Company’s home and garden and insect control businesses; and (iv) Global Auto Care, and consists of the Company’s automotive appearance and performance products. Global strategic initiatives and financial objectives for each reportable segment are determined at the corporate level. Each segment is responsible for implementing defined strategic initiatives and achieving certain financial objectives, and has a president responsible for the sales and marketing initiatives and financial results for product lines within the segment. Net sales attributable to foreign countries are determined based on the domiciled country of the customer.

Net sales relating to the segments of the Company for the years ended September 30, 2017, 2016 and 2015 are as follows:

Net sales to external customers (in millions)	2017	2016	2015
Hardware & Home Improvement	$1,276.1	$1,241.0	$1,205.5
Global Pet Supplies	793.2	825.7	758.2
Home and Garden	493.3	509.0	474.0
Global Auto Care	446.9	453.7	160.5
Net sales	$3,009.5	$3,029.4	$2,598.2

The Chief Operating Decision Maker uses Adjusted EBITDA as the primary operating metric in evaluating the business and making operating decisions. EBITDA is calculated by excluding the Company’s income tax expense, interest expense, depreciation expense and amortization expense (from intangible assets) from net income. Adjusted EBITDA further excludes (i) share based compensation expense as it is a non-cash based compensation cost; (ii) acquisition and integration costs that consist of transaction costs from acquisition transactions during the period, or subsequent integration related project costs directly associated with the acquired business; (iii) restructuring and related costs, which consist of project costs associated with restructuring initiatives across the segments; (iv) non-cash purchase accounting inventory adjustments recognized in earnings subsequent to an acquisition; (v) non-cash asset impairments or write-offs realized; (vi) and other. During the year ended September 30, 2017, other adjustments consisted of estimated costs for a non-recurring voluntary recall of rawhide product by the PET segment (see Note 19 - Commitments and Contingencies in Notes to the Consolidated Financial Statements, included elsewhere within this annual report for further details), professional fees associated with non-acquisition based strategic initiatives of the Company (SBH only) and the devaluation of cash and cash equivalents denominated in Venezuelan currency. During the year ended September 30, 2016, other adjustments consisted of costs associated with the onboarding of a key executive and the involuntary transfer of inventory. During the year ended September 30, 2015, other consisted of costs associated with the exiting of a key executive, coupled with onboarding a key executive, plus a devaluation of cash and cash equivalents denominated in Venezuelan currency.

Segment Adjusted EBITDA in relation to the Company’s reportable segments for the years ended September 30, 2017, 2016 and 2015, is as follows:

	SBH			SB/RH
Segment Adjusted EBITDA (in millions)	2017	2016	2015	2017	2016	2015
Hardware & Home Improvement	$254.4	$241.6	$225.5	$254.4	$241.6	$225.5
Global Pet Supplies	142.7	140.1	124.5	142.7	140.1	124.5
Home and Garden	133.0	138.3	124.5	133.0	138.3	124.5
Global Auto Care	148.4	153.4	47.3	148.4	153.4	47.3
Total Segment Adjusted EBITDA	678.5	673.4	521.8	678.5	673.4	521.8
Corporate expenses	39.3	32.0	28.2	38.5	31.4	27.6
Depreciation and amortization	131.6	119.7	106.4	131.6	119.7	106.4
Share-based compensation	47.7	57.2	41.0	44.9	52.1	35.2
Acquisition and integration related charges	15.6	34.1	54.2	15.6	34.1	54.2
Restructuring and related charges	60.4	14.0	19.5	60.4	14.0	19.5
Interest expense	160.9	182.0	185.8	161.3	182.0	185.8
Write-off from impairment of intangible assets	16.3	2.7	—	16.3	2.7	—
Inventory acquisition step-up	3.3	—	21.7	3.3	—	21.7
Pet safety recall	35.8	—	—	35.8	—	—
Venezuela devaluation	0.4	—	2.5	0.4	—	2.5
Other	4.9	0.7	6.1	—	0.7	6.1
Income from operations before income taxes	$162.3	$231.0	$56.4	$170.4	$236.7	62.8

Other financial information relating to the segments of SBH and SB/RH is as follows for the years ended September 30, 2017, 2016 and 2015 and as of September 30, 2017 and 2016:

Depreciation and amortization (in millions)	2017	2016	2015
Hardware & Home Improvement	$38.3	$35.4	$39.4
Global Pet Supplies	43.1	42.7	39.7
Home and Garden	17.6	15.2	13.3
Global Auto Care	21.1	17.5	6.6
Total segments	120.1	110.8	99.0
Corporate	11.5	8.9	7.4
Total depreciation and amortization	$131.6	$119.7	$106.4

Capital expenditures (in millions)	2017	2016	2015
Hardware & Home Improvement	$25.4	$22.3	$16.3
Global Pet Supplies	20.2	14.2	10.3
Home and Garden Business	6.5	6.9	12.3
Global Auto Care	13.9	2.0	1.2
Total segment capital expenditures	66.0	45.4	40.1
Corporate	11.8	15.4	15.0
Total capital expenditures	$77.8	$60.8	$55.1

	SBH		SB/RH
Segment total assets (in millions)	2017	2016	2017	2016
Hardware & Home Improvement	$1,698.2	$1,594.9	$1,698.2	$1,594.9
Global Pet Supplies	1,395.5	1,072.9	1,395.5	1,072.9
Home and Garden	546.0	1,493.8	546.0	1,493.8
Global Auto Care	1,520.3	556.8	1,520.3	556.8
Total segment assets	5,160.0	4,718.4	5,160.0	4,718.4
Corporate	279.8	375.9	264.0	360.3
Total assets	$5,439.8	$5,094.3	$5,424.0	$5,078.7

Net sales SBH and SB/RH for the years ended September 30, 2017, 2016 and 2015 and long-lived asset information as of September 30, 2017 and 2016 by geographic area are as follows:

Net sales to external parties - Geographic Disclosure (in millions)	2017	2016	2015
United States	$2,417.8	$2,410.2	$2,051.5
Europe/MEA	270.7	300.0	259.6
Latin America	90.3	109.9	93.2
North America - Other	144.7	129.8	95.9
Asia-Pacific	86.0	79.5	98.0
Net sales	$3,009.5	$3,029.4	$2,598.2

Long-lived assets - Geographic Disclosure (in millions)	2017	2016
United States	$361.1	$235.5
Europe/MEA	71.8	69.5
Latin America	25.4	18.5
North America - Other	1.9	3.5
Asia-Pacific	42.9	39.1
Total long-lived assets	$503.1	$366.1